Fair Value Measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 28, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share price				$ 10
LGM ENTERPRISES, LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount of transfers of financial instrument classified as a liability	$ 0	$ 0	$ 0
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Redemption of warrants [Member] | Common Class A [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share price	$ 18	$ 18